Stock-Based Compensation - Schedule of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning Balance	3,641,671
Granted	5,751,509
Exercised	(10,338)
Forfeited and cancelled	(347,344)
Ending Balance	9,035,498	3,641,671
Exercisable as of December 31, 2025	1,680,981
Beginning Balance	$ 4.24
Granted	9.9
Exercised	4.39
Forfeited and cancelled	5.54
Ending Balance	7.79	$ 4.24
Exercisable as of December 31, 2025	$ 5.25
Weighted-Average Remaining Contractual Term	9 years	9 years 6 months
Exercisable as of December 31, 2025	8 years
Beginning Balance	$ 3,437
Ending Balance	42,771	$ 3,437
Exercisable as of December 31, 2025	$ 12,228